UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

The Denali Fund Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

THE DENALI FUND INC.

PORTFOLIO OF INVESTMENTS

July 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 87.6%
DOMESTIC COMMON STOCKS 61.3%
Cosmetics & Personal Care 0.5%
8,000	The Procter & Gamble Co.	$491,920

Diversified 20.6%
179	Berkshire Hathaway, Inc., Class A*	19,958,500

Diversified Financial Services 2.2%
122,500	AllianceBernstein Holding LP	2,082,500

Electric 1.1%
16,600	Public Service Enterprise Group, Inc.	543,650
12,400	SCANA Corp.	485,956

		1,029,606
Gas 1.4%
42,000	Inergy LP	1,328,040

Healthcare Products 5.8%
86,000	Johnson & Johnson	5,571,940

Manufacturing 1.6%
18,000	3M Co.	1,568,520

Mining 0.8%
15,000	Freeport-McMoRan Copper & Gold, Inc.	794,400

Oil & Gas 1.0%
14,000	Diamond Offshore Drilling, Inc.	949,620

Real Estate Investment Trusts (REITs) 15.8%
112,000	LTC Properties, Inc.	3,040,800
226,200	Ventas, Inc.	12,244,206

		15,285,006
Registered Investment Companies (RICs) 9.3%
366,952	Cohen & Steers Infrastructure Fund, Inc.	6,289,557
122,992	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	2,200,327
24,411	RMR Asia Pacific Real Estate Fund	457,951

		8,947,835
Tobacco Products 1.2%
45,000	Altria Group, Inc.	1,183,500

TOTAL DOMESTIC COMMON STOCKS (Cost $42,997,431)		59,191,387

FOREIGN COMMON STOCKS 6.0%
Diversified Financial Services 0.1%
5,000	Guoco Group, Ltd.	60,946

Electric 0.2%
4,500	RWE AG	236,303

Food 2.6%
78,000	Unilever NV	2,538,581

Insurance 1.0%
6,700	Muenchener Rueckversicherungs AG	992,090

Oil & Gas 0.5%
8,000	Transocean, Ltd.	492,480

Pharmaceuticals 1.2%
14,500	Sanofi	1,131,139

Real Estate 0.0%(1)
100	Cheung Kong Holdings, Ltd.	1,528

Real Estate Investment Trusts (REITs) 0.4%
390,199	Kiwi Income Property Trust	346,374

TOTAL FOREIGN COMMON STOCKS (Cost $5,108,273)		5,799,441

AUCTION PREFERRED SECURITIES 9.7%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7	3,237,336
68	Gabelli Dividend & Income Trust, Series C	1,449,105
69	PIMCO Corporate Opportunity Fund, Series W	1,359,773
81	TS&W/Claymore Tax-Advantaged Balanced Fund	1,816,632
80	Western Asset Premier Bond Fund, Series M	1,559,310

TOTAL AUCTION PREFERRED SECURITIES (Cost $11,388,834)		9,422,156

LIMITED PARTNERSHIPS 10.6%
7	Ithan Creek Partners, LP*(2)(3)	10,267,489

TOTAL LIMITED PARTNERSHIPS (Cost $7,000,000)		10,267,489

TOTAL LONG TERM INVESTMENTS
(Cost $66,494,538)		84,680,473

SHORT TERM INVESTMENTS 12.5%
Money Market Funds 12.5%
316,663	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class,
	7 Day Yield - 0.010%	316,663
11,800,000	JPMorgan Prime Money Market Fund,
	7 Day Yield - 0.077%	11,800,000

Total Money Market Funds (Cost $12,116,663)		12,116,663

TOTAL SHORT TERM INVESTMENTS (Cost $12,116,663)		12,116,663

TOTAL INVESTMENTS 100.1% (Cost $78,611,201)		96,797,136

OTHER ASSETS AND LIABILITIES (0.1%)		(141,818)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED SHARES 100.0%		96,655,318

AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(21,950,291)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		74,705,027

Abbreviations:
AG- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LP - Limited Partnership.

Ltd.	- Limited.

NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

* Non-income producing security.
(1)Less than 0.05% of total net assets available to common stock and preferred shares.

(2)Fair valued security under procedures established by the Fund’s Board of Directors. Total value of fair valued securities as of July 31, 2011 was $10,267,489, or 10.62% of total net assets available to common stock and preferred shares.

(3)Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.

Percentages are stated as a percent of the Total Net Assets Available to Common Stock and Preferred Shares.

See accompanying Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

July 31, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued based on quoted prices from the applicable exchange. To the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisers, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the advisers. The Denali Fund Inc. (the “Fund”) uses various valuation techniques that utilize both observable and unobservable inputs including reference to valuations of other securities which are considered comparable in quality, maturity, and type. To the extent these inputs are observable and timely, the values of these securities are categorized as Level 2; otherwise, the values are categorized as Level 3. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund’s investments in unregistered pooled investment vehicles (hedge funds) are valued at the most recent value periodically determined by the respective hedge fund managers according to such manager’s policies and procedures (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If a hedge fund does not report a value to the Fund on a timely basis, the fair value of such hedge fund shall be based on the most recent value reported by the hedge fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, hedge fund valuations generally can be obtained from hedge fund managers on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for hedge fund investments is subject to change at any time, without notice to investors, at the discretion of the hedge fund manager or the Fund.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances. These inputs are summarized in the three broad levels listed below.

Level 1—	Unadjusted quoted prices in active markets for identical investments
Level 2—	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$59,191,387	$–	$–	$59,191,387
Foreign Common Stocks	5,799,441	–	–	5,799,441
Auction Preferred Securities	–	9,422,156	–	9,422,156
Limited Partnerships	–	–	10,267,489	10,267,489
Short Term Investments	12,116,663	–	–	12,116,663
TOTAL	$77,107,491	$9,422,156	$10,267,489	$96,797,136

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 10/31/2010	Accrued Discount/ Premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of 7/31/2011
Auction Preferred Shares	$11,725,000	$-	$(6,500)	$(352,844)	$(1,943,500)	$(9,422,156)	$-
Limited Partnerships	9,334,119	-	-	933,370	-	-	10,267,489

TOTAL	$21,059,119	$-	$(6,500)	$580,526	$(1,943,500)	$(9,422,156)	$10,267,489

*	For detailed descriptions, see the accompanying Portfolio of Investments.

Recent Accounting Pronouncements – In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discount on short-term investments, if any, is recorded on the accrual basis using the interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund’s portfolio, although no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Restricted Securities: As of July 31, 2011, the Fund held a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of July 31, 2011 were as follows:

Issuer Description	Acquisition Date	Cost	Market Value July 31, 2011	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares July 31, 2011

Ithan Creek Partners, L.P.	06/02/2008	$7,000,000	$10,267,489	10.6%

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On July 31, 2011, based on cost of $81,097,681 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $19,844,982 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,145,527, resulting in net unrealized appreciation of $15,699,455.

Note 3. Investments in Limited Partnerships

As of July 31, 2011, the Fund had investments in limited partnerships. The Fund’s investments in the limited partnerships are reported on the Portfolio of Investments under the section titled Limited Partnerships.

Since the investments in limited partnerships are not publicly traded, the Fund’s ability to make withdrawals from its investments in the limited partnerships is subject to certain restrictions which vary for each respective limited partnership. These restrictions include notice requirements for withdrawals and additional restrictions or charges for withdrawals within a certain time period following initial investment. In addition, there could be circumstances in which such restrictions can include the suspension or delay in withdrawals from the respective limited partnership, or limited withdrawals allowable only during specified times during the year. In certain circumstances a limited partner may not make withdrawals that occur within certain periods following the date of admission to the partnership. As of July 31, 2011, the Fund did not have any investments in limited partnerships in which a suspension of withdrawals was in effect.

The following table summarizes the Fund’s investments in limited partnerships as of July 31, 2011.

Description	% of Net Assets as of 7/31/11	Value as of 7/31/11	Net Unrealized Gain/(Loss) as of 7/31/11	Mgmt fees	Incentive fees	Redemption Period/ Frequency
Ithan Creek Partners, L.P.	10.6%	$10,267,489	$3,267,489	Annual rate of 1% of net assets	20% of net profits at the end of the measurement period	June 30 upon 60 days’ notice

The Fund did not have any outstanding unfunded commitments as of July 31, 2011.

Item 2 – Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 29, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	September 29, 2011